Medalist Partners Short Duration Fund
Institutional Class	SEMIX
Investor Class	SEMRX

(the “Fund”)

Supplement dated September 20, 2024 to the
Summary Prospectus dated March 29, 2024

Effective September 16, 2024, Mr. James Buccola, Head of Structured Credit and Partner, will begin serving as a portfolio manager of the Fund. Mr. Thomas Mandel, CFA, Portfolio Manager — Liquid Alternatives, and Mr. Greg Richter, CEO and Partner, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. Mandel has managed the Fund since January 2015, and Mr. Richter has managed the Fund since September 2023.
As of September 16, 2024, the information disclosed in the section titled “Management” on page 7 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:
Management
Investment Adviser. Medalist Partners LP (“Medalist Partners” or the “Adviser”) is the Total Return Fund’s investment adviser.
Portfolio Managers. Mr. Thomas Mandel, CFA, Portfolio Manager — Liquid Alternatives, Mr. Greg Richter, CEO and Partner, and Mr. James Buccola, Head of Structured Credit and Partner, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. Mandel has managed the Fund since January 2015, Mr. Richter has managed the Fund since September 2023, and Mr. Buccola has managed the Fund since September 2024.
As of September 16, 2024, the information disclosed in the section titled “Management” on page 16 of the Fund’s Prospectus is deleted in its entirety and replaced with the following:

Management
Investment Adviser. Medalist Partners LP (“Medalist Partners” or the “Adviser”) is the Total Return Fund’s investment adviser.

Portfolio Managers. Mr. Thomas Mandel, CFA, Portfolio Manager — Liquid Alternatives, Mr. Greg Richter, CEO and Partner, and Mr. James Buccola, Head of Structured Credit and Partner, are the portfolio managers primarily responsible for the day-to-day management of the Fund. Mr. Mandel has managed the Fund since

January 2015, Mr. Richter has managed the Fund since September 2023, and Mr. Buccola, Head of Structured Credit and Partner, has managed the Fund since September 2024.

Please retain this Supplement with your Summary Prospectus for future reference.